Stockholders’ Equity - Schedule of Warrants to Purchase Common Stock Outstanding (Details) - Warrants To Purchase Common Stock [Member]	Mar. 31, 2025 $ / shares shares
Warrants to Purchase Common Stock Outstanding [Line Items]
Warrants, Shares | shares	29,700,000
Warrants, Weighted-Average Exercise Price | $ / shares	$ 3.82
Warrants, Weighted- Average Remaining Contractual Life	4 years 9 months 18 days